RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Related parts	Operation Date	Contract object	Transaction amount
Eletronorte, Furnas, Chesf e Telebras	02/11/2021 (Eletronorte); 02/12/2021 (Furnas and Chesf)

Third term of amendment to the contract for the assignment of use of the infrastructure of the electrical energy transmission system and optical fibers, to be made available, and other agreements, whose object is the assignment of use, for consideration, of the infrastructure of the transmission of electricity, as well as optical fibers contained in OPGW (Optical Ground Wire) cables installed in transmission lines owned by Eletronorte, Chesf and Furnas.

			73,082 – Eletronorte; 88,443 – Furnas; and 66,027 – Chesf,
Eletrobras, Petrobras, Breitener Tambaqui and Breitener Jaraqui	04/07/2021	Judicial agreement covering seven lawsuits filed by Breitener Tambaqui and Breitener Jaraqui, jointly or separately, against Amazonas Energia and Eletrobras, the latter acting as jointly and severally liable. See note 25.2.	436,025
Eletrobras, Eletronorte and Companhia de Eletricidade do Amapá (CEA)	05/11/2021	Novation of CEA’s Debt with Eletronorte in order to assist in the viability of the bidding process for the electric energy distribution concession associated with the transfer of control of the Distributor, as regulated by Law No. 12,783/2013, by Decree No. 9,192/2017, and the conditions approved by Interministerial Ordinance No. 02/2021, issued jointly by the Ministry of Mines and Energy and the Ministry of Economy. See note 10.	306,182
Eletrobras, Banco do Brasil and Banco do Brasil Banco de Investimentos	05/12/2021	Coordination, Placement and Public Distribution with restricted efforts, under a firm guarantee, for the 3rd Issue of simple, non-convertible debentures, of the unsecured type, by Eletrobras. See note 25.	675,000
Eletronuclear and BNDES	05/21/2021	First term of amendment to the project structuring contract, which aims to provide technical services for the structuring of the legal, economic, and operational model of a partnership with the private sector for the construction, maintenance and exploration of the Angra 3 Nuclear Power Plant.	129,246
CGT Eletrosul and companhia Estadual de Transmissão de Energia Elétrica (CEEE-T)	05/21/2021	Acquisition by CGT Eletrosul of 49% of the interest held by CEEE-T in (FOTE).	83,101
Furnas and Banco da Amazonia (BASA)	08/17/2021	Contracting a credit operation through the issuance of a Bank Credit Note, at an interest rate of 122.84% of the CDI p.a. See note 25.	200,000
Furnas and Banco do Brasil (BB)	08/17/2021	Contracting a credit operation through the issuance of an Export Credit Note, at the interest rate CDI + 2.25% p.a. See note 25.	600,000
Eletrobras and SPE Chapada do Piaui II	10/25/2021	Issuance of a bank guarantee by a market financial institution (Guarantor) as a guarantee to be provided to the creditor of the financing agreement of SPE Chapada do Piauí II, in accordance with the obligation previously established under this financing agreement. Eletrobras will provide a corporate counter-guarantee (Fidejussory Guarantee) to the Guarantor, guaranteeing the obligations of its Related Party (SPE Chapada do Piauí II) in the event of default, thus enabling the issuance of the bank guarantee. See note 25.2.	84,280
CGT Eletrosul and Companhia Estadual de Transmissão de Energia Elétrica (CEEE-T)	11/25/2021	Pursuant to the Definitive Agreement for the Purchase and Sale of Shares (CDCVA), CGT Eletrosul paid the amount of R$ 217,551 to CEEE-T, having carried out the respective transfer of the shares in the Book of Registration and Transfer of Shares of TSLE.	217,551
Eletrobras, Furnas, CGT Eletrosul, SPE Teles Pires and BNDES	12/08/2021	In addition to the Financing Agreement with the objective of formalizing the Beneficiary’s adherence to the conditions of the Standstill program promoted by BNDES. This standstill program is among the emergency measures made available by BNDES to the market since March 2020 to face the adverse financial effects of the corona virus pandemic.	571,000
Furnas e SPE Mata de Santa Genebra Transmissora S.A (MSG)	12/10/2021	3rd issue of simple, non-convertible debentures, with real guarantee, with additional personal guarantee, in three series, in the amount of up to R$ 1,500,000 from MSG. The Deed of this issue of debentures establishes that guarantees will be provided by Furnas within the scope of this issue, within the limit of its shareholding in the Company, which corresponds to 49.9%. See note 25.2.	748,500
Chesf e Fundação Chesf de Assistência e Seguridade Social (Fachesf)	12/26/2021	Term of Update of Actuarial Commitment for Settlement of a Closed Plan (in termination regime), which aims to determine that the value of the actuarial commitment assumed in the original contract by the Sponsor becomes R$1,594,265, at prices as of December 31, 2020, related to the portion of the Granted Benefits Reserve, not covered by equity, pursuant to item 101 and its sub-items of the Fachesf Defined Benefit Plan (BD) regulation	1,594,265
Eletrobras e Eletronorte	12/29/2021	Signing of the Debt Renegotiation Term, arising from Eletronorte’s financial obligations with Eletrobras, in the total amount of R$ 1,849,138.	1,849,138

Schedule of remuneration to key personnel

	12/31/2021	12/31/2020	12/31/2019

Short term benefits	37,921	38,903	42,181
Post-employment benefits	436	444	453
Other long-term benefits	1,296	383	—
Employment contract termination benefits	—	41	—
Total	39,653	39,771	42,634

Schedule of maximum minimum and average remuneration for managers and employees

	12/31/2021	12/31/2020
Management remuneration
Higher management remuneration	84	72
Lower management remuneration	25	25
Average management remuneration	40	38
Employees payment
Higher employees remuneration	77	93
Lower employees remuneration	2	2
Average employees remuneration	13	12

Government Agencies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

	12/31/2021			12/31/2020
NATURE OF OPERATION	ASSETS	LIABILITIES	RESULT	ASSETS	LIABILITIES	RESULT
Reimbursement Obligation
Federal Government	6,396,234	—	—	5,588,131	—	—
Bonds and linked deposits - Federal Government
FIDC Infinity DI	29,323	—	—	89,501	—	—
Loans and Financing Payable - Federal Government (a)
Banco do Brasil	—	2,036,300	—	—	2,505,777	—
Caixa Econômica Federal	—	3,878,939	—	—	4,769,371	—
BNDES	—	5,126,501	—	—	5,245,281	—
Global Reversion Reserve	—	1,950,629	—	—	2,314,672	—
BNB	—	1,053,997	—	—	—	—
Petrobras	—	5,527,830	—	—	7,121,333	—
FINEP	—	52,465	—	—	69,992	—
BASA	—	357,049	—	—	—	—
FIDC Infinity DI		28,269	—	—	326,778	—
Reimbursement Obligations - Federal Government (b)
National Treasure – Itaipu	—	4,151,585	—	—	5,306,972	—
Financial expenses - Federal Government
Banco do Brasil	—	—	(60,629)	—	—	(37,113)
Caixa Econômica Federal	—	—	(32,667)	—	—	(40,692)
BNDES	—	—	(45,665)	—	—	(25,718)
BNB	—	—	(63,225)	—	—	—
Petrobras	—	—	(262,797)
BASA	—	—	(5,968)	—	—	—
FINEP	—	—	(2,342)	—	—	(2,822)
FIDC Infinity DI	—	—	(17,678)	—	—	(29,822)
Financial Income - Federal Government		—
FIDC Infinity DI	—	—	3,215	—	—	1,829
Total	6,425,557	24,163,564	(487,756)	5,677,632	27,660,176	(134,338)

The following are the main transactions with other government entities:

a)Loans and financing payable:

●	Cash and working capital reinforcement

Loan between Banco do Brasil (BB) and Furnas: The loan agreements between Furnas and BB have as allocation of resources the reinforcement of cash and working capital.

●	Applications at the Angra 3 Plant

Loan between CEF and Eletronuclear: Contract between Eletronuclear and CEF (main contract) for complementary financing of Angra 3, referring to the import of equipment and services.

Loan between BNDES and Eletronuclear: Financing agreement between BNDES and Eletronuclear, with the intervention of Eletrobras for the implementation of the Angra 3 plant.

●	Global Reversal Reserve – RGR:

Eletrobras was responsible for the management of sectorial resources of RGR and others. In accordance with Law No. 13,360/2016, regulated by Decree No. 9,022/2017, and ANEEL Order No. 1,079, of April 18, 2017, the responsibility for the budget, management and movement of these Sector Funds was transferred to CCEE from May 1, 2017.

●	Operations with Petrobras:

With the sale of the subsidiary Amazonas Energia SA, the assignment of rights of Amazonas Energia S.A to Eletrobras, relating to the CCC and the Energy Development Account - CDE, recognized in the Financial Statements of the Distributor, became effective. Eletrobras assumed obligations in equivalent amounts as acquired loans, according to the conditions established in Resolution No. 20 of the CPPI of November 8, 2017 and subsequent amendments.

Loan guarantee:

Eletrobras’ participation as guarantor of loans obtained by its subsidiaries can be seen in more detail in note 25.2.

b)	Reimbursement obligations - Itaipu:

This relates to indemnifiable financial assets (liabilities) arising from the Itaipu concession. Further details can be found in note 18, item b.

Jointly-controlled and associated companies
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

The commercial transactions and respective balances with consolidated related parties are summarized below:

	Balances and Transactions by Nature
	12/31/2021			12/31/2020
	ASSETS	LIABILITIES	RESULT	ASSETS	LIABILITIES	INCOME
Customers	72,415	—	—	59,147	—	—
Accounts receivable	2,436	—	—	20,628	—	—
Advance for future capital increase	—	—	—	1,540	—	—
Dividends / JCP receivable	425,888	—	—	333,997	—	—
Loans and financing	688,884	—	—	4,296,503	—	—
Other Assets	106,679	—	—	48,649	—	—
Suppliers	—	46,382	—	—	44,279	—
Provisions	—	849,766	—	—	1,129,242	—
Social security contributions	—	18,797	—	—	—	—
Actuarial debt contracts	—	891,726	—	—	—	—
Miscellaneous obligations	—	9,933	—	—	—	—
Financing and loans	—	17,310	—	—	—	—
Bills to pay	—	141,914	—	—	29,877	—
Other liabilities	—	216	—	—	1,901	—
Revenue from the use of electric energy	—	—	206,983	—	—	394,725
Revenue from energy sales	—	—	146,987	—	—	85,315
Revenue from service provision	—	—	111,445	—	—	116,580
Other revenue	—	—	313,405	—	—	12,649
Energy purchased for resale	—	9,222	(821,623)	—	—	(809,451)
Fees for the use of the network	—	—	(51,517)	—	—	(93,536)
Charges	—	—	(3,783)	—	—	(4,001)
Other expenses	—	—	(438,426)	—	—	(327,528)
Revenue from interest, fees, charges and exchange variation	—	—	373,142	—	—	2,140,449
Financial revenue	—	—	691	—	—	437
Financial expenses	—	—	(11.679)	—	—	—
Actuarial expenses	—	—	(56,712)	—	—	—
Total	1,296,302	1,985,266	(231,087)	4,760,464	1,205,299	1,515,639

	Balances and Transactions by Entity
	12/31/2021			12/31/2020
	ASSETS	LIABILITIES	RESULT	ASSETS	LIABILITIES	RESULT
Associação de Assistência à Saúde - ELOSAÚDE	—	108	(30,248)	—	—	—
Baguari Energia SA	6,538	—	101	355	—	450
Belo Monte Transmissora de Energia SPE SA - BMTE	37,964	3,187	17,672	34,674	2,738	(50,568)
Brasil Ventos Energia SA	—	—	92	—	—	—
Caldas Novas Transmissão SA	1,905	2	728	483	2	692
CEB Lajeado SA	17,270	—	—	12,150	—	—
Companhia Estadual de Distribuição de Energia Elétrica - CEEE-D	76	—	406	10,270	—	770
Companhia Estadual de Geração de Energia Elétrica – CEEE-G	18,598	—	—	—	—	—
Companhia Estadual de Transmissão de Energia Elétrica – CEEE-T	19,961	—	—	—	—	—
Chapecoense Geração SA	740	—	—	740	—	—
Companhia Energética Sinop SA - SINOP	834	411	(1,219)	1,071	772	(5,207)
Companhia Hidrelétrica Teles Pires SA - CHTP	4,030	17,906	(161,037)	4,996	17,221	(149,448)
Centro de Soluções Estratégicas SA	—	—	—	1,697	—	3,445
Companhia de Transmissão de Energia Elétrica Paulista SA - CTEEP	81,452	—	—	—	—	—
Empresa de Energia São Manuel SA	1,049	2,738	(6,976)	1,446	3,440	(95,137)
Empresa Metropolitana de Águas e Energia SA - EMAE	2	—	—	92,174	—	—
Energia Olímpica SA	—	—	—	—	—	(1,673)
Energética Águas das Pedras SA - EAPSA	22,187	—	—	—	—	—
Enerpeixe SA	420	8,816	(116,938)	12,259	10,249	(112,221)
Equatorial Maranhão Distribuidora de Energia SA	—	—	—	85,838	—	19,015
Energia Sustentável do Brasil SA – ESBR	15,121	34,011	(393,843)	15,276	34,380	(368,612)
Foz do Chapecó Energia SA	3,356	—	41,712	959	—	11,098
Fronteira Oeste Transmissora de Energia SA - FOTE (a)	—	—	473	341	2	428
Fundação Eletrosul de Previdência e Assistência Social - ELOS	55	61,091	(46,051)	—	—	—
Fundação CEEE de Seguridade Social	—	—	(2,691)	—	—	—
Fundação Real Grandeza - FRG	934	151,371	(314,129)	—	—	—
Fundação Eletrobrás de Seguridade Social – ELETROS (b)	—	849,766	(3,783)	—	1,129,242	(4,001)
Goiás Transmissão SA	10,594	157	(1,744)	8,146	134	(1,607)
Interligação Elétrica Garanhuns SA – IE Garanhuns	14,453	480	(3,484)	8,055	263	(3,404)
Interligação Elétrica do Madeira SA – IE Madeira	60,238	3,942	(81,643)	5,717	3,719	(139,669)
Itaipu Binacional (c)	732,954	—	372,394	4,241,949	—	2,120,648
Lago Azul Transmissão SA	838	10	(4,549)	132	9	6,514
Lajeado Energia SA	101,318	—	—	100,280	—	—
Madeira Energia SA - MESA	—	—	66,373	—	—	9,796
Manaus Construtora LTDA	31,495	—	—	23,298	—	—
Mata de Santa Genebra Transmissão SA	13,999	663	44,705	438	659	(128,619)
MGE Transmissão SA	10,518	112	(898)	5,634	78	(720)
Norte Brasil Transmissora de Energia SA – NBTE (d)	—	—	—	80	605	(7,738)
Norte Energia SA - NESA	31,549	—	198,154	39,854	—	171,256
NUCLEOS – Instituto de Seguridade Social	—	849,525	(11,878)	—	—	—
Paranaíba Transmissora de Energia SA	4,997	359	(4,116)	6,163	338	(3,834)
Paulista Lajeado Energia SA	5,371	—	—	—	—
Retiro Baixo Energética S.A.	7,072	—	—	5,083	—	—
Rouar	—	—	342	—	—	16
Santo Antônio Energia S.A.	12,737	—	198,268	19,725	811	230,628
Serra Facão Energia S.A.	2,281	—	(1,983)	—	—	68
Sistema de Transmissão Nordeste S.A. - STN	9,896	368	509	344	365	(1,514)
Tijoá Participações e Investimentos S.A.	7,152	—	11,407	1,187	—	12,524
Transenergia Goiás S.A.	50	31	2,459	46	28	2,003
Transenergia São Paulo S.A.	2,691	31	(263)	14,760	24	(272)
Transenergia Renovável S.A.	3,435	44	(510)	520	42	(479)
Transnorte Energia S.A.	143	14	689	134	11	764
Triângulo Mineiro Transmissora S.A.	11	58	(1,077)	11	90	(1,108)
Transmissora Sul Litorânea de Energia S.A. - TSLE	—	—	1,544	4,162	17	1,428
Vale do São Bartolomeu Transmissora de Energia S.A.	18	65	(55)	17	60	(73)
Total	1,296,302	1,985,266	(231,087)	4,760,464	1,205,299	1,515,639

The following are the main transactions carried out with consolidated related parties:

a)	CGT Eletrosul incorporated Fronteira Oeste Transmissora de Energia SA (FOTE) in August 2021;

b)	Fundação Eletrobras de Seguridade Social (ELETROS): as of December 31, 2021, the balance of employee benefit provisions totals R$ 849,766 (R$ 1,129,242 as of December 31, 2020);

c)

Itaipu: Transactions are linked to the loan described in note 11 (a), interest income, commissions, rates and exchange variation derive mainly from financial charges and the exchange variation of Itaipu operations, the details of which can be seen in note 18; and

d)	In 2021 the Subsidiary Eletronorte sold its interest in Norte Brasil Transmissora de Energia SA.